Share-Based Compensation - Stock Options Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Outstanding at beginning of period	1,707,114	3,175,567
Options granted	247,600	322,200
Options exercised	(489,667)	(66,540)
Options canceled or expired	(2,667)	(17,000)
Outstanding at end of period	1,462,380	1,707,114	3,175,567
Vested or expected to vest at end of period	1,462,380	3,416,227
Exercisable at end of period	1,118,156	3,151,353
Weighted average exercise price
Outstanding at beginning of period	$ 1.3802	$ 0.61
Options granted	$ 3.2600	$ 1.42
Options exercised	$ 0.6470	$ 0.47
Options canceled or expired	$ 2.9725	$ 1.37
Outstanding at end of period	$ 1.9410	$ 1.3802	$ 0.61
Vested or expected to vest at end of period	$ 1.9410	$ 0.69
Exercisable at end of period	$ 1.5801	$ 0.58
Weighted average contractual life
Options granted	6 years 2 months 12 days	6 years 3 months 18 days
Options exercised	1 year 3 months 18 days	3 years
Options canceled or expired	8 years 8 months 12 days	7 years 10 months 24 days
Outstanding at end of period	5 years 6 months	4 years 4 months 24 days	5 years
Vested or expected to vest	5 years 6 months
Exercisable at end of period	6 years 10 months 24 days	3 years 10 months 24 days
Outstanding at end of period	5 years 6 months	4 years 4 months 24 days	5 years
Scenario, Previously Reported
Number of Shares
Outstanding at end of period		3,414,227
Weighted average exercise price
Outstanding at end of period		$ 0.66